MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 213,338	$ 216,653
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	94,069	90,811
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,464	1,974
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	114,984	121,515
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	902	1,394
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 919	$ 959